Financial Instruments - Currency Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
AED against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%